N-2	Oct. 27, 2025
Cover [Abstract]
Entity Central Index Key	0002051512
Amendment Flag	true
Amendment Description	This Amendment No. 5 to the Registration Statement on Form N-2 is being filed under the 1940 Act to amend and supplement Amendment No. 4 to the Registration Statement on Form N-2 filed on August 8, 2025 under the 1940 Act (Accession No. 0001213900-25-073494).The Part A and the Part B of the Registration Statement, as filed in Amendment No. 4 to the Registration Statement on August 8, 2025 (Accession No. 0001213900-25-073494), are incorporated herein by reference.
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24048
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Oaktree Asset-Backed Income Private Placement Fund Inc.
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(855)
Local Phone Number	777-8001
Approximate Date of Commencement of Proposed Sale to Public	Oct. 27, 2025
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Contact Personnel Name	Brian F. Hurley, Esq